Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Consolidated statements of comprehensive income [Line Items]
Revenue	$ 22,695,909	$ 692,159	$ 21,356,228	$ 23,517,064
Cost of revenue	(19,751,813)	(602,373)	(17,806,803)	(18,605,007)
Gross profit	2,944,096	89,786	3,549,425	4,912,057
Sales and marketing expenses	(128,733)	(3,926)	(135,661)	(128,029)
General and administrative expenses	(478,553)	(14,594)	(497,742)	(538,684)
Research and development expenses	(1,162,765)	(35,461)	(1,093,513)	(1,158,598)
Other income (expenses), net	99,892	3,046	85,943	129,933
Operating profit	1,273,937	38,851	1,908,452	3,216,679
Interest income	197,719	6,030	193,189	57,199
Other income	58,089	1,771	77,583	66,991
Other gains and losses	393,565	12,003	135,501	386,567
Finance costs	(278,940)	(8,507)	(266,390)	(153,279)
Share of profit of associates and joint ventures accounted for using equity method	2,683	82	219,891	453,715
Profit before income tax	1,647,053	50,230	2,268,226	4,027,872
Income tax expense	(207,517)	(6,328)	(300,661)	(588,175)
Profit for the year	1,439,536	43,902	1,967,565	3,439,697
Other comprehensive income (loss):
Profit on remeasurements of defined benefit plans	56,305	1,717	10,699	222,234
Unrealized loss on valuation of equity instruments at fair value through other comprehensive income	(17,304)	(528)	(217,785)	(46,419)
Share of other comprehensive (loss) income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	16,978	518	12,993	(28,254)
Income tax effect on components that will not be reclassified to profit or loss	(7,803)	(238)	49,498	(31,888)
Components of other comprehensive income (loss) that will not be reclassified to profit or loss	48,176	1,469	(144,595)	115,673
Exchange differences on translation of foreign operations	18,347	560	16,713	68,656
Equity directly related to non-current assets held for sale	43,094	1,314	(43,094)
Components of other comprehensive income (loss) that will be reclassified to profit or loss	61,441	1,874	(26,381)	68,656
Other comprehensive income (loss), net of income tax	109,617	3,343	(170,976)	184,329
Total comprehensive income (loss) for the year	$ 1,549,153	$ 47,245	$ 1,796,589	$ 3,624,026
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	$ 1.98	$ 0.06	$ 2.71	$ 4.73
Earnings per share - diluted | (per share)	1.96	0.06	2.68	4.63
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	39.59	1.21	54.11	94.6
Earnings per share - diluted | (per share)	$ 39.22	$ 1.2	$ 53.54	$ 92.63